Debt (Details Narrative) - USD ($) $ in Thousands	2 Months Ended	4 Months Ended	6 Months Ended
	Jun. 30, 2026	May 06, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Line of Credit Facility [Line Items]
Repayments of line of credit	$ 9,500	$ 44,466		$ 61,543
Carrying value of total accounts receivable	19,180		$ 19,180		$ 32,270
Outstanding borrowings	38,730		38,730
Total accrued obligation	4,944		4,944		5,100
Short-term debt	3,045		3,045
Short-Term Debt [Member]
Line of Credit Facility [Line Items]
Maximum availability for line of credit	50		50
Outstanding amount	40		40
Short-term debt	$ 100		$ 100		$ 0
Interest rate, stated percentage					63.15%
Short-Term Debt [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Interest rate, stated percentage	3.75%		3.75%
Vanguard Healthcare Solutions LLC [Member]
Line of Credit Facility [Line Items]
Stepped repurchase price, description			The Company has a borrowing facility secured by substantially all outstanding accounts receivable of Vanguard, for which the outstanding balance was $0.8 million as of June 30, 2026. There is no specified maturity date and the facility is repayable upon collection of all receivables pledged under the arrangement. There is no stated interest rate; borrowing costs consist of a stepped percentage of the original amount borrowed, with principal and interest due equal to 1.20x amounts borrowed if repaid within 90 days of the applicable closing date, 1.25x through day 119, 1.50x through day 364, and 2.00x through day 547, plus 20% of collections above 2.00x.
Carrying value of total accounts receivable	$ 6,600		$ 6,600
Outstanding borrowings					$ 0
Total accrued obligation	500		500		0
Short-term debt	1,900	$ 1,900	$ 1,900
Revolving Credit Note Agreement [Member]
Line of Credit Facility [Line Items]
Maturity date			Dec. 19, 2028
Maximum availability for line of credit	16,600		$ 16,600		16,600
Outstanding amount	13,800		13,800		11,100
Repayments of line of credit			$ 5,500
Line of credit facility, payment terms			repaid on or before June 30, 2027
Effective interest rate			7.75%	8.11%
CCCI Revolving Line Of Credit [Member]
Line of Credit Facility [Line Items]
Maturity date			Dec. 26, 2027
Maximum availability for line of credit	0		$ 0		0
Outstanding amount	8,000		$ 8,000		8,000
Originated date			Nov. 12, 2018
Bears interest rate			0.50%
Revolving Credit Facility [Member] | TC Medi Guide LP [Member]
Line of Credit Facility [Line Items]
Maximum availability for line of credit	1,600		$ 1,600
Outstanding amount					$ 0
Effective interest rate			6.00%
Revolving Credit Facility [Member] | TC Medi Guide LP [Member] | Aggregate Outstanding [Member]
Line of Credit Facility [Line Items]
Outstanding borrowings	$ 1,500		$ 1,500